Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of estimated useful lives for the current period and the comparative period
Fixtures and fittings	5 years
IT and equipment	3 years
Right of use asset	Economic life of contractual relationship